NON-RECOURSE BORROWINGS - Narrative (Details) - Weighted average	Dec. 31, 2022	Dec. 31, 2021
Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.20%	3.50%
Property-specific borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.40%	4.00%